Shareholders' Equity (Details) - Schedule of Option Activity for Options to Employees, Officers and Directors - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of Option Activity for Options to Employees, Officers and Directors [Line Items]
Number of options, Outstanding at beginning of period	237,612		158,109		204,974
Weighted average exercise price, Outstanding at beginning of period	$ 17.6	[1]	$ 49.12	[1]	$ 49.12
Weighted average remaining contractual life, Outstanding at beginning of period	8 years 2 months 12 days		7 years 6 months		8 years 10 months 24 days
Number of options, Granted	68,739		132,361
Weighted average exercise price, Granted	$ 14.8		$ 14.8	[1]
Weighted average remaining contractual life, Granted	9 years 9 months
Number of options, Exercised			(209)		(2,590)
Weighted average exercise price, Exercised			$ 49.12	[1]	$ 49.12
Weighted average remaining contractual life, Exercised
Number of options, Forfeited	(9,642)		(52,649)		(44,275)
Weighted average exercise price, Forfeited	$ 14.8		$ 49.12	[1]	$ 49.12
Number of options, Outstanding at end of period	296,709		237,612		158,109
Weighted average exercise price, Outstanding at end of period	$ 16.32		$ 17.6	[1]	$ 49.12	[1]
Weighted average remaining contractual life, Outstanding at end of period	6 years 1 month 28 days		8 years 2 months 12 days		7 years 6 months
Number of options, Exercisable at end of period	157,394		100,633		85,465
Weighted average exercise price, Exercisable at end of period	$ 17.44		$ 19.68	[1]	$ 49.12
Weighted average remaining contractual life, Exercisable at end of period	4 years 1 month 13 days		6 years 7 months 6 days		7 years 4 months 24 days

[1]	Regarding repricing during 2022, see Note 9E(3)(h) below.